Fair Value Measurement - Recurring and Non-recurring (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and cash equivalents	$ 91,882	$ 49,583
Restricted cash	2,018	3,122
Contract derivatives	1,411	1,435
Liabilities:
Debt	20,613	14,625
Warrants	19,007	5,643
Guarantee obligation	418	839
Loan participations, held-for-investment
Assets:
Financing receivables	4,260	5,140
Loans, held-for-investment
Assets:
Financing receivables	250	310
Portion at Other than Fair Value Measurement [Member]
Assets:
Cash and cash equivalents	91,882	49,583
Restricted cash	2,018	3,122
Contract derivatives	76,770	59,770
Liabilities:
Debt	20,613	14,625
Warrants	312,225	4,700
Portion at Other than Fair Value Measurement [Member] | Loan participations, held-for-investment
Assets:
Financing receivables	4,584	5,997
Portion at Other than Fair Value Measurement [Member] | Loans, held-for-investment
Assets:
Financing receivables	291	354
Reported Value Measurement [Member]
Assets:
Cash and cash equivalents	91,882	49,583
Restricted cash	2,018	3,122
Contract derivatives	1,411	1,435
Liabilities:
Debt	20,613	14,625
Warrants	19,007	5,643
Guarantee obligation	418	839
Reported Value Measurement [Member] | Loan participations, held-for-investment
Assets:
Financing receivables	4,051	5,029
Reported Value Measurement [Member] | Loans, held-for-investment
Assets:
Financing receivables	262	304
Level 1
Assets:
Cash and cash equivalents	91,882	49,583
Restricted cash	2,018	3,122
Level 3
Assets:
Contract derivatives	1,411	1,435
Liabilities:
Debt	20,613	14,625
Warrants	19,007	5,643
Guarantee obligation	418	839
Level 3 | Loan participations, held-for-investment
Assets:
Financing receivables	4,260	5,140
Level 3 | Loans, held-for-investment
Assets:
Financing receivables	$ 250	$ 310